Long-Term Obligations (Details) (USD $)	6 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Oct. 16, 2013	Mar. 31, 2013	Jun. 19, 2012
Long-Term Debt
Total debt	$ 2,442,413,000	$ 1,636,914,000		$ 749,062,000
Less - current maturities	5,062,000	7,080,000		8,626,000
Long-term debt	2,437,351,000	1,629,834,000		740,436,000
Revolving Credit Facility
Long-Term Debt
Outstanding cash borrowings	1,100,000,000	922,000,000
Actual leverage ratio	3.4	3
Actual interest coverage ratio	4.8	7
Interest rate (as a percent)	1.91%	1.98%
Revolving Credit Facility | Minimum
Long-Term Debt
Commitment fees charged on unused credit (as a percent)	0.38%	0.38%
Interest coverage ratio	2.75	2.75
Revolving Credit Facility | Maximum
Long-Term Debt
Commitment fees charged on unused credit (as a percent)	0.50%	0.50%
Leverage ratio	4.25	4.25
Revolving Credit Facility | Alternate base rate
Long-Term Debt
Variable interest rate base	base rate	base rate
Revolving Credit Facility | Alternate base rate | Minimum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	0.50%	0.50%
Revolving Credit Facility | Alternate base rate | Maximum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	1.50%	1.50%
Revolving Credit Facility | LIBOR rate
Long-Term Debt
Variable interest rate base	LIBOR	LIBOR
Interest rate margin added to variable rate base (as a percent)	1.75%	0.16%
Reference rate (as a percent)	0.16%	1.75%
Fixed interest rate (as a percent)	1.91%
Interest rate (as a percent)		1.91%
Revolving Credit Facility | LIBOR rate | Minimum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	1.50%	1.50%
Revolving Credit Facility | LIBOR rate | Maximum
Long-Term Debt
Interest rate margin added to variable rate base (as a percent)	2.50%	2.50%
Revolving Credit Facility | Expansion Capital Facility
Long-Term Debt
Total debt	137,000,000	532,500,000		441,500,000
Maximum borrowing capacity	858,000,000	785,500,000
Outstanding cash borrowings	137,000,000	532,500,000
Revolving Credit Facility | Expansion Capital Facility | LIBOR rate
Long-Term Debt
Outstanding cash borrowings	137,000,000	532,500,000
Interest rate (as a percent)	0.00%	1.91%
Revolving Credit Facility | Working Capital Facility
Long-Term Debt
Total debt	942,500,000	389,500,000		36,000,000
Maximum borrowing capacity	1,335,000,000	935,500,000
Outstanding cash borrowings	942,500,000	389,500,000
Outstanding letters of credit	209,200,000	270,600,000
Revolving Credit Facility | Working Capital Facility | Alternate base rate
Long-Term Debt
Outstanding cash borrowings		31,500,000
Interest rate (as a percent)		4.00%
Revolving Credit Facility | Working Capital Facility | LIBOR rate
Long-Term Debt
Outstanding cash borrowings	942,500,000	358,000,000
Interest rate (as a percent)	0.00%	1.91%
Revolving Credit Facility | Letters of credit
Long-Term Debt
Reference rate (as a percent)		1.75%
Fixed interest rate (as a percent)	2.00%
6.650% Notes due 2022
Long-Term Debt
Total debt	250,000,000	250,000,000		250,000,000
Fixed interest rate (as a percent)	6.65%	6.65%			6.65%
Debt issued					250,000,000
Repayments in semi-annual installments	25,000,000	25,000,000
6.650% Notes due 2022 | Minimum
Long-Term Debt
Debt covenant terms, default trigger amount	10,000,000	10,000,000
Percentage of aggregate principal amount held by trustee or holders to declare notes due and payable	51.00%	51.00%
Unsecured Notes
Long-Term Debt
Total debt		450,000,000
Fixed interest rate (as a percent)			6.875%
Debt issued			450,000,000
Net proceeds after underwriting fees and estimated offering costs			438,400,000
Initial purchase discount			10,100,000
Estimated offering costs			1,500,000
Other notes payable
Long-Term Debt
Total debt		$ 14,914,000		$ 21,562,000
Other notes payable | Minimum
Long-Term Debt
Interest rate (as a percent)		2.10%
Other notes payable | Maximum
Long-Term Debt
Interest rate (as a percent)		4.90%